Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2024 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income (h)	Adjusted EBITDA*(4) (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return(3) (g)
2024	$24,326,338	$93,739,301	$8,374,408	$26,111,218	$235	$107	$1,558,985,542	$2,035,409,899

Company Selected Measure Name	Adjusted EBITDA is
Named Executive Officers, Footnote	For 2024, the PEO was Scott Strazik and the Other NEOs were Ken Parks, Rachel Gonzalez, Mavi Zingoni and Jessica Uhl.
Peer Group Issuers, Footnote	As permitted by SEC rules, the peer group referenced for purposes of “Peer group total shareholder return” is that of the S&P 500 Industrials Index, which is the industry index reported in our Annual Report on Form 10‑K for 2024 in accordance with Regulation S‑K Item 201(e). For GE Vernova Inc. and our peer group, the TSR for each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on the Spin-Off date.
PEO Total Compensation Amount	$ 24,326,338
PEO Actually Paid Compensation Amount	$ 93,739,301
Adjustment To PEO Compensation, Footnote	The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	2024
	PEO	Average of Non-PEO NEOs*
Total Reported in Summary Compensation Table (SCT)	$24,326,338	$8,374,408
Less, value of stock awards and option awards reported in SCT	(19,481,998)	(5,876,433)
Add, year-end fair value of awards granted in the year that were unvested and outstanding at year end	47,323,400	14,356,008
Add, year-over-year change in fair value of prior year awards that were outstanding and unvested at year end	24,443,220	7,776,248
Add, vesting date fair value of awards granted and vested during the year	—	—
Add, change in fair value as of vesting date (from prior year-end) of prior year awards that vested during the year	17,072,326	1,480,987
Less, fair value at prior year-end of prior year awards that failed to vest during the year - -	—	—
Less: aggregate change in actuarial present value included in SCT amounts for the covered fiscal year	(48,985)	—
Add: service cost for the covered fiscal year	105,000	—
Add: prior service cost for the covered fiscal year	—	—
Total Adjustments	69,412,963	17,736,810
CAP Amounts (as calculated)	$93,739,301	$26,111,218
*    Amounts presented are averages for the entire group of Other NEOs in each respective year.
Valuation assumptions and methodology used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts. The Black-Scholes values as of the applicable year-end or vest dates used (a) the closing price as of the revaluation date as the current market price and (b) an adjusted expected life, given applicable time lapsed since grant date.
Non-PEO NEO Average Total Compensation Amount	$ 8,374,408
Non-PEO NEO Average Compensation Actually Paid Amount	$ 26,111,218
Adjustment to Non-PEO NEO Compensation Footnote	The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act.

	2024
	PEO	Average of Non-PEO NEOs*
Total Reported in Summary Compensation Table (SCT)	$24,326,338	$8,374,408
Less, value of stock awards and option awards reported in SCT	(19,481,998)	(5,876,433)
Add, year-end fair value of awards granted in the year that were unvested and outstanding at year end	47,323,400	14,356,008
Add, year-over-year change in fair value of prior year awards that were outstanding and unvested at year end	24,443,220	7,776,248
Add, vesting date fair value of awards granted and vested during the year	—	—
Add, change in fair value as of vesting date (from prior year-end) of prior year awards that vested during the year	17,072,326	1,480,987
Less, fair value at prior year-end of prior year awards that failed to vest during the year - -	—	—
Less: aggregate change in actuarial present value included in SCT amounts for the covered fiscal year	(48,985)	—
Add: service cost for the covered fiscal year	105,000	—
Add: prior service cost for the covered fiscal year	—	—
Total Adjustments	69,412,963	17,736,810
CAP Amounts (as calculated)	$93,739,301	$26,111,218
*    Amounts presented are averages for the entire group of Other NEOs in each respective year.
Valuation assumptions and methodology used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts. The Black-Scholes values as of the applicable year-end or vest dates used (a) the closing price as of the revaluation date as the current market price and (b) an adjusted expected life, given applicable time lapsed since grant date.
Compensation Actually Paid vs. Total Shareholder Return
The following charts show graphically the relationships over the past year of the CAP Amounts for our PEO and Other NEOs as compared to our cumulative total shareholder return (TSR), net income and Adjusted EBITDA*, as well as the relationship between TSR and Peer Group TSR.

**    Non-GAAP financial measure. See Appendix for additional information.
We consider our compensation to be generally aligned with both TSR and the performance of Net Income and Adjusted EBITDA*. Secondly, our TSR outperformed the peer group’s in 2024, as illustrated in the chart below. As discussed in the CD&A, the majority of each NEO’s compensation is in the form of equity, creating alignment between compensation outcomes and stock price performance. Our focus on equity compensation provides NEOs the opportunity to participate in stock price gains (or losses), which creates shareholder alignment, promotes retention, and encourages long-term stewardship of the Company. In terms of alignment with financial performance, Adjusted EBITDA* appears as a metric in both our AEIP and LTI plan, meaning its result has a direct impact on both short- and long-term compensation outcomes. Net Income is similarly impactful, being a key measure of profitability. As illustrated in the charts below, both metrics increased over 2024.
*    Non-GAAP financial measure. See Appendix for additional information.
Compensation Actually Paid v. TSR

Compensation Actually Paid to PEO	Compensation Actually Paid to non-PEO NEOs
Company TSR	Peer Group TSR

Compensation Actually Paid vs. Net Income	Compensation Actually Paid v. Net Income

Compensation Actually Paid to PEO	Compensation Actually Paid to non-PEO NEOs
Net Income

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid v. Adjusted EBITDA*

Compensation Actually Paid to PEO	Compensation Actually Paid to non-PEO NEOs
Adj. EBITDA

*    Non-GAAP financial measure. See Appendix for additional information.

Tabular List, Table
The following table lists the three financial performance measures that, in our assessment, represent the most important performance measures we use to link the CAP Amounts for our named executive officers for 2024 (our most recently completed fiscal year), to company performance. Of these measures, we have identified Adjusted EBITDA* as the most important of our financial performance measures (that is not already required to be disclosed in the pay versus performance table above) used to link CAP Amounts for our executives for 2024 to company performance.

Adjusted EBITDA**
Free Cash Flow**
Organic Revenue** Growth

Total Shareholder Return Amount	$ 235
Peer Group Total Shareholder Return Amount	107
Net Income (Loss)	$ 1,558,985,542
Company Selected Measure Amount	2,035,409,899
PEO Name	Scott Strazik
Additional 402(v) Disclosure	Non-GAAP financial measure. See Appendix for additional information.Adjusted EBITDA is a non-GAAP financial measure. See the Appendix for additional information about this non-GAAP financial measures.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA**
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow**
Measure:: 3
Pay vs Performance Disclosure
Name	Organic Revenue** Growth
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 69,412,963
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,985)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,000
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,481,998)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,323,400
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,443,220
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,072,326
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,736,810
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,876,433)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,356,008
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,776,248
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,480,987
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0